Vessels and other fixed assets, net - Schedules of vessels and other fixed assets, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Balance, period start	$ 2,539,743
- Impairment loss	0	$ 0
- Depreciation for the period	(164,055)	(138,429)	$ (156,733)
Balance, period end	3,235,883	2,539,743
Cost [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	3,508,701	3,843,686
- Acquisition of vessels, vessel improvements, vessel upgrades and other vessel costs	1,048,220	20,856
- Other fixed assets	404	151
- Vessel total loss		(27,570)
- Vessel sales	(304,727)	(275,772)
- Vessel transferred to held for sale		(34,812)
- Impairment loss	(1,800)	(17,838)
- Depreciation for the period	0	0
Balance, period end	4,250,798	3,508,701	3,843,686
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	(968,958)	(962,135)
- Acquisition of vessels, vessel improvements, vessel upgrades and other vessel costs	(0)	(0)
- Other fixed assets	(0)	(0)
- Vessel total loss		1,580
- Vessel sales	90,572	110,404
- Vessel transferred to held for sale		19,622
- Impairment loss	0	0
- Depreciation for the period	(164,055)	(138,429)
Balance, period end	(1,042,441)	(968,958)	(962,135)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	2,539,743	2,881,551
- Acquisition of vessels, vessel improvements, vessel upgrades and other vessel costs	1,048,220	20,856
- Other fixed assets	404	151
- Vessel total loss		(25,990)
- Vessel sales	(214,155)	(165,368)
- Vessel transferred to held for sale		(15,190)
- Impairment loss	(1,800)	(17,838)
- Depreciation for the period	(164,055)	(138,429)
Balance, period end	$ 3,208,357	$ 2,539,743	$ 2,881,551